Income and Expenses - Summary of Changes in Contract Liabilities and Unearned Revenues Accounts (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2018 PHP (₱)
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Balances as at January 1, 2018, as restated	₱ 8,363
Deferred during the year	102,288
Recognized as revenue during the year	(103,647)
Balance at end of the year	7,182
IFRS 15 [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Balances as at January 1, 2018, as restated	₱ 8,541